Investment Income (Loss)- Summary of Interest and Fee Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Income (Loss) [Abstract]
Interest income from investments at amortized cost	$ 1,432	$ 3,644
Interest and fee income from investments at fair value through profit and loss ("FVTPL")	0	3,859
Interest income from cash	6,004	8,134
Gain (loss) on marketable securities	378	(86)
Interest and fee revenue	$ 7,814	$ 15,551